Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Detail) $ in Thousands, ₱ in Millions	12 Months Ended
	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2022 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)	₱ 93,545	₱ 106,113
Right-of-use assets (Note 10)	28,863	20,081
Lease liabilities – net of current portion (Note 10)	31,958	17,131
Current portion of lease liabilities (Note 10)	10,477	4,555
Repairs and maintenance (Notes 14, 18 and 25)	28,981	24,653	₱ 21,555
Rent (Notes 10 and 25)	2,031	2,231	1,384
Depreciation and amortization (Notes 9 and 10)	98,714	52,169	47,480
Accounts payable (Note 23)	105,187	99,718
Financing costs – net	11,766	10,414	10,086
Professional and other contracted services (Note 25)	8,845	8,371	7,307
Communication, training and travel (Note 25)	1,479	977	903
Prepayments (Note 19)	95,749	107,484
Insurance and security services (Note 25)	1,588	1,739	1,699
Trade and other receivables	39,916	35,625
Cost of services (Note 18)	3,488	3,492	2,991
Revenues	205,245	193,257	181,004
Expenses	210,746	152,496	144,822
Meralco Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	527	186
Right-of-use assets (Note 10)	2,775	2,433
Lease liabilities – net of current portion (Note 10)	727	1,118
Current portion of lease liabilities (Note 10)	642	487
Repairs and maintenance (Notes 14, 18 and 25)	3,219	2,519	2,231
Rent (Notes 10 and 25)	40	40	38
Depreciation and amortization (Notes 9 and 10)	₱ 665	486	473
Meralco Joint Venture Through P C E V | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease
Meralco Joint Venture Through P C E V | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice
Meralco Joint Venture Through P C E V | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	45 days upon receipt of billings
Meralco Joint Venture Through P C E V | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2022 – due after December 31, 2023; 2021 – due after December 31, 2022
Meralco Joint Venture Through P C E V | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2022– due on or before December 31, 2023;2021 – due on or before December 31, 2022
Meralco Industrial Engineering Services Corporation, or MIESCOR Joint Venture Through PCEV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)	₱ 5	1
Terms and Conditions	30 days upon receipt of invoice
NTT TC Leasing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Non-amortizing, payable upon maturity on March 30, 2023
Interest-bearing financial liabilities (Note 21)	₱ 1,396	1,272
Financing costs – net	46	17	29
NTT World Engineering Marine Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	318	240
Repairs and maintenance (Notes 14, 18 and 25)	₱ 80	97	139
Terms and Conditions	1st month of each quarter; noninterest-bearing
NTT TC Leasing One [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Non-amortizing, payable upon maturity on March 27, 2024
Interest-bearing financial liabilities (Note 21)	₱ 1,395	1,271
Financing costs – net	46	18	30
NTT Communications [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)	₱ 18	12
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Accounts payable (Note 23)	₱ 3	3
Professional and other contracted services (Note 25)	₱ 87	68	81
NTT Communications [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
NTT Worldwide Telecommunications Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Accounts payable (Note 23)	₱ 6	4
Selling and promotions	2	2	3
NTT DOCOMO, Inc. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)	₱ 14	12
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Professional and other contracted services (Note 25)	₱ 105	80	58
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	17	52
Accrued expenses and other current liabilities (Notes 24 and 27)	45	7
Right-of-use assets (Note 10)	59	83
Lease liabilities – net of current portion (Note 10)	35	62
Current portion of lease liabilities (Note 10)	28	30
Repairs and maintenance (Notes 14, 18 and 25)	23	25	6
Rent (Notes 10 and 25)	269	232	314
Depreciation and amortization (Notes 9 and 10)	₱ 44	29	34
Financing costs – net		5	13
Professional and other contracted services (Note 25)			2
Communication, training and travel (Note 25)			1
JGSHI and Subsidiaries [Member] | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease
JGSHI and Subsidiaries [Member] | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	1st month of each quarter; 30 days upon receipt of invoice; noninterest-bearing
JGSHI and Subsidiaries [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
JGSHI and Subsidiaries [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2022 – due after December 31, 2023;2021 – due after December 31, 2022
JGSHI and Subsidiaries [Member] | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2022 – due on or before September 30, 2023 2021 – due on or before December 31, 2022
Malayan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	₱ 10	10
Terms and Conditions	Immediately upon receipt of invoice
Prepayments (Note 19)	₱ 27	23
Insurance and security services (Note 25)	₱ 229	196	194
Malayan [Member] | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice
Gotuaco [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)		1
Insurance and security services (Note 25)	₱ 144	179	149
Gotuaco [Member] | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice
FPIML [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services (Note 25)	₱ 133	111	72
Prepayments (Note 19) | $				$ 1,540
Cignal Cable [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice
Selling and promotions			23
Cost of services (Note 18)			22
Other income - net			51
Various [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)	₱ 57	11
Right-of-use assets (Note 10)	1,404	750
Lease liabilities – net of current portion (Note 10)	384	386
Current portion of lease liabilities (Note 10)	₱ 229	234
Terms and Conditions	30 days upon receipt of billing; noninterest-bearing
Accounts payable (Note 23)	₱ 947	1,314
Trade and other receivables	3,155	1,892
Revenues	2,518	2,368	2,145
Expenses	₱ 5,687	₱ 2,386	₱ 1,582
Various [Member] | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease
Various [Member] | Trade and Other Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice
Various [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of billing
Various [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2022 – due after December 31, 2023;2021 – due after December 31, 2022
Various [Member] | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2022 – due on or before December 31, 2023;2021 – due on or before December 31, 2022